Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 6 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2019 and 2018, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2019	2018
Machinery equipment	$2,689,763	$3,257,452
Electronic equipment	29,132	66,632
Office equipment	236,008	237,264
Vehicles	40,947	75,114
Buildings	5,917,815	6,234,238
Leasehold Improvement	307,786	289,186
Total property, plant and equipment	9,221,451	10,159,886
Less: accumulated depreciation	(1,852,348)	(1,749,361)
Less: impairment loss	(813,344)	-
Translation adjustments	6,910	-
Property, plant and equipment, net	$6,562,669	$8,410,525

Depreciation expense for the years ended December 31, 2019, 2018 and 2017 was $543,311, $388,256 and $349,887, respectively.

As of December 31, 2019 and 2018, certain property, plant and equipment with net book value of $5,758,784 and $6,652,037 was pledged as collateral under certain loan arrangements, respectively (also see Note 8).

As of December 31, 2019, certain buildings with net book value of $5,446,348 was judicially seized by the court.